Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Transactions with Joint Ventures

During the year, the Group entities carried out the following transactions with joint ventures and other related parties:

	For the year ended December 31
	2024	2023	2022
Sale of finished products	$2,396	$4,534	$7,733
Revenue from services and consulting	$531	$478	$1,034
Purchases of raw materials and other services	$20,200	$15,542	$12,367

Schedule of Current Amounts were Outstanding

The following current amounts were outstanding at the reporting date:

	As of December 31
	2024	2023
Trade and other receivables by related parties	$14,611	$13,474
Loans owed by related parties	986	2,272
Less: provisions	(12,490)	(11,838)
Amounts owed by related parties, net	$3,107	$3,908
	As of December 31
	2024	2023
Trade and other payables to related parties	$7,095	$8,083
Loans owed to related parties[1]	60	13,150
Amounts owed to related parties	$7,155	$21,233

Current	$7,155	$21,233
Non-current	$-	$-

[1]	As of December 31, 2023, the Group had outstanding liabilities amounting to $13,090 related to the loan with Herfroze and Bindermoor, related parties under control of the former shareholders of the Group. In 2024 such obligations were irrevocably extinguished and released under the Master Termination and Release Agreement. The derecognition of the related liabilities was recognized in equity as of December 31, 2024.

Schedule of Provision for Doubtful Accounts Receivable from Related Parties

The movements in the provision for doubtful accounts receivable from related parties are as follows:

	2024	2023
Balance as of January 1	(11,838)	(11,769)
(Impairment) reversals	(739)	909
Effect of foreign currency exchange differences	87	(978)
Balance as of December 31	(12,490)	(11,838)

Schedule of Loans to and from Related Parties
Loans to related parties	2024	2023
Balance as of January 1	$-	$215
Loan repayments received	-	(215)
Balance as of December 31, 2024	$-	$-

Loans from related parties	2024	2023
Balance as of January 1	$-	$61
Loan received (repayments)	5,071	(61)
Capitalizations effect on share premium account	(5,071)	-
Balance as of December 31, 2024	$-	$-

Schedule of Consolidated Statement of Profit or Loss

Total management compensation included in the Consolidated Statement of Profit or Loss and Other Comprehensive Income are as follows:

	For the year ended December 31
	2024	2023	2022
Short-term employee benefits	$3,127	$3,288	$2,415
Consulting fees	2,410	2,205	3,357
Total	$5,537	$5,493	$5,772

Schedule of Related Parties

The table below sets forth the entities Sofgen has engaged in related party transactions with and their relationship to Sofgen.

Related Party	Relationship to Sofgen
Promedical S.A.	A Bolivian sociedad anónima owned 50% by the Minski Family and measured as an equity method investment.

Fundación Procaps	A Colombian non-profit entity owned 100% by members of the Minski Family.

Industrias Intercaps de Venezuela, C.A.	A Venezuelan compañía anónima owned 100% by members of the Minski Family and Hoche.

Originates Inc.	A Florida corporation owned 100% by members of the Minski Family.

Gelco S.A.S.	A Colombian sociedad por acciones simplificada that is 18.75% owned by members of the Minski Family.
Gelco Gelatinas do Brasil	A Colombian sociedad por acciones simplificada that is 18.75% owned by members of the Minski Family.

Laboratorios Vivax Pharmaceutical C.A.	A Venezuelan compañía anónima owned 100% by members of the Minski Family and Hoche.

C.I. Naturmega S.A.	A Colombian sociedad anónima owned 92% by members of the Minski Family. Mostly a supplier.

Simviel S.A.S.	A Colombian sociedad por acciones simplificada owned 100% by a member of the Minski Family.

Pharma Perspectives S.A.	A Costa Rican sociedad anónima owned 100% by members of the Minski Family and Hoche.

Carlton Mega Inversiones S.A.	A Costa Rican sociedad anónima owned 100% by members of the Minski Family and Hoche.

Sognatore Trust	A trust for the benefit of certain members of the Minski Family.

Deseja Trust	A trust for the benefit of certain members of the Minski Family.

Simphony Trust	A trust for the benefit of certain members of the Minski Family.

Union Acquisition Associates II, LLC	A Florida limited liability company controlled by a member of the Board of Directors.

Palo Santo Media LLC	A Florida limited liability company owned and controlled by an immediate family member of a member of the Board of Directors.

Escala Impresores S.A.S.	A Colombian sociedad por acciones simplificada owned by a brother of the Minski Family. Mostly a supplier.

Dilcrest Assets S.A.	A Panamanian sociedad anónima owned 100% by members of the Minski Family.

Herfroze Investments Ltd.	A Panama Limited liability company owned by members of the Minski Family.

Bindermoor Overseas S.A.	A Panama company owned by members of the Minski Family.

WM Partners LP	A Florida private equity firm that is 45% owned by members of the Minski Family and 45% owned by a member of the Board of Directors.

Batley Managment	A Panama company owned by members of the Minski Family.

Hoche Partners Pharma Holding SARL (Refer to Note 21. Secured convertible note)	Luxembourg company and a Procaps Shareholder.